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MainStay VP CBRE Global Infrastructure Portfolio
MainStay VP CBRE Global Infrastructure Portfolio

MAINSTAY VP FUNDS TRUST

MainStay VP CBRE Global Infrastructure Portfolio

(the “Portfolio”)

Supplement dated February 28, 2020 (“Supplement”) to the

Prospectuses dated May 1, 2019, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectuses.

1.	The table and footnotes in the “Fees and Expenses of the Portfolio” section of the Prospectuses are deleted in their entirety and replaced with the following:
Fees and Expenses of the Portfolio
Annual Portfolio Operating Expenses (fees paid directly from your investment)
Annual Fund Operating Expenses - MainStay VP CBRE Global Infrastructure Portfolio		Initial Class	Service Class
Management Fees (as an annual percentage of the Portfolio's average daily net assets)	[1]	0.85%	0.85%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses	[2]	0.43%	0.43%
Total Annual Portfolio Operating Expenses		1.28%	1.53%
Waiver/Reimbursement	[3]	(0.33%)	(0.33%)
Total Annual Portfolio Operating Expenses After Waiver / Reimbursement	[3]	0.95%	1.20%
[1]	Restated to reflect current management fees.
[2]	Restated based on amounts expected to be incurred during the current fiscal year.
[3]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Initial Class shares and Service Class shares do not exceed 0.95% and 1.20%, respectively of average daily net assets. This agreement will remain in effect until May 1, 2021, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Portfolio.

2.	The table in the “Example” section of the Prospectuses is deleted in its their entirety and replaced with the following:
Example
Expense Example - MainStay VP CBRE Global Infrastructure Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Initial Class	97	373	671	1,516
Service Class	122	451	803	1,795

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.